DEBT - Outstanding (Details) (USD $)	Sep. 07, 2012 OpCo Notes [Member]	Sep. 07, 2012 HoldCo Notes [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] ABL Facility [Member]	Dec. 28, 2012 Successor [Member] OpCo Notes [Member]	Dec. 28, 2012 Successor [Member] HoldCo Notes [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] ABL Facility [Member]	Dec. 30, 2011 Predecessor [Member] OpCo Notes [Member]	Dec. 30, 2011 Predecessor [Member] HoldCo Notes [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 365,000,000	$ 813,994,000	$ 127,500,000	$ 321,494,000	$ 365,000,000	$ 300,000,000	$ 0	$ 300,000,000	$ 0
Unamortized premium of debt	$ 22,500,000				$ 21,500,000